(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2024
(LOSS) EARNINGS PER SHARE [Abstract]
(Loss) Earnings Per Share
19.	(LOSS) EARNINGS PER SHARE
Basic (loss) earnings per share for each of the periods presented is calculated as follows:

	$	$	$
	Year ended December 31,
	2022	2023	2024
	$	$	$

Numerator:
Net (loss) income attributable to ordinary shareholders	(1,651,421)	150,726	444,321

Denominator:
Weighted-average number of shares outstanding – basic	558,119,948	566,612,815	574,966,327

Basic (loss) earnings per share:	(2.96)	0.27	0.77

Dilutive (loss) earnings per share for each of the periods presented is calculated as follows:

	$	$	$
	Year ended December 31,
	2022	2023	2024
	$	$	$

Numerator:
Net (loss) income attributable to ordinary shareholders	(1,651,421)	150,726	444,321
Less: interest on dilutive convertible notes	–	–	(1,670)

Net (loss) income used in computing diluted (loss) earnings per share	(1,651,421)	150,726	445,991

Denominator:
Weighted-average number of shares outstanding – basic	558,119,948	566,612,815	574,966,327
Add: share options	–	27,486,226	23,660,416
Add: RSAs and RSUs	–	306,563	3,385,263
Add: dilutive convertible notes	–	–	2,701,974

Weighted-average number of shares outstanding – diluted	558,119,948	594,405,604	604,713,980

Diluted (loss) earnings per share:	(2.96)	0.25	0.74

The following potential common shares were excluded from calculation of diluted net (loss) earnings per share because their effect would have been anti-dilutive for the periods presented:

	$		$		$
	Year ended December 31,
	2022		2023		2024

Share options		68,800,110		32,342,730		19,421,360
RSAs/RSUs		9,652,231		10,547,669		10,494,737
Convertible notes		21,635,690		20,588,810		16,033,265

		100,088,031		63,479,209		45,949,362

The denominator for diluted (loss) earnings per share for the years ended December 31, 2022, 2023 and 2024 does not include any effect from the Capped Calls (Note 13) because it would be anti-dilutive. In the event of conversion of any or all of the 2024 Convertible Notes and 2025 Convertible Notes, the shares that would be delivered to the Company under the Capped Calls are designed to neutralize the dilutive effect of the shares that the Company would issue under the convertible notes.